CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit of the year from continuing operations	$ 313	$ 124	$ 603
Adjustments to reconcile net profit to cash flows generated by operating activities	365	380	(23)
Changes in operating assets and liabilities	(65)	(22)	52
Net cash generated by operating activities from discontinued operations	116	211	170
Net cash generated by operating activities	729	693	802
Cash flows from investing activities:
Payment for property, plant and equipment	(206)	(124)	(426)
Payment for intangibles assets	(4)
(Payment) Collection for public securities and shares, net	(234)	(151)	190
Recovery (Suscription) of investment funds, net	52	93	(74)
Payments for capital integration in companies			(108)
Payments for associates acquisition	(17)	(3)
Collections for sale of subsidiary	51
Collections for sales of property, plant and equipment and intangibles assets	6	1	42
Early collection for sale of subsidiary		5
Dividends received	18	3	87
Colletion from loans, net	26	7	6
Net cash used in investing activities from discontinued operations	(166)	(86)	(86)
Net cash used in investing activities	(474)	(255)	(369)
Cash flows from financing activities:
Proceeds from borrowings	188	353	556
Payment of borrowings	(336)	(291)	(523)
Payment of borrowings interests	(140)	(190)	(129)
Payment for acquisition of own shares	(39)	(104)	(141)
Repurchase and redemption of corporate bonds	(3)	(110)	(66)
Payments of dividends from subsidiaries to third parties		(9)	(1)
Payments of leases	(5)	(2)	(1)
Payments for capital reduction		(19)
Net cash used in financing activities from discontinued operations	(7)	(73)	(85)
Net cash used in financing activities	(342)	(445)	(390)
(Decrease) Increase in cash and cash equivalents	(87)	(7)	43
Cash and cash equivalents at the begining of the year	141	225	241
Cash and cash equivalents at the beginning of the year reclasified to assets classified as held for sale	52
Exchange difference generated by cash and cash equivalents	4	(25)	(59)
Cash and cash equivalents at the end of the year reclasified to assets classified as held for sale		(52)
Cash and cash equivalents at the end of the year	$ 110	$ 141	$ 225